DEFINED BENEFIT PENSION OBLIGATION - Assets fair value and allocation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Plan assets, fair value	$ 1.9
Actual allocation	100.00%	100.00%
Equity instruments
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Actual allocation	50.20%	54.20%
Equity instruments | Minimum
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	30.00%
Equity instruments | Maximum [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	55.00%
Debt instruments
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Actual allocation	10.60%	11.20%
Debt instruments | Minimum
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	5.00%
Debt instruments | Maximum [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	30.00%
Real estate
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Actual allocation	26.40%	25.60%
Real estate | Minimum
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	15.00%
Real estate | Maximum [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	40.00%
Alternative investments
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Actual allocation	5.30%	4.10%
Alternative investments | Minimum
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	0.00%
Alternative investments | Maximum [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	15.00%
Cash and equivalents
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Actual allocation	7.50%	4.90%
Cash and equivalents | Minimum
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	0.00%
Cash and equivalents | Maximum [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	10.00%